Fair Value - Summary of Fair Value of Other Financial Assets and Liabilities Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	$ 2,466,048	$ 2,546,662
Total financial assets		4,827
Promissory Note
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial assets		4,827
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	2,466,048	2,546,662
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial assets		4,827
Level 3 | Promissory Note
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial assets		4,827
First Lien Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	2,370,335	2,336,792
First Lien Term Loan | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	2,370,335	2,336,792
USD Second Lien Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	95,713	209,870
USD Second Lien Term Loan | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities Measure At Amortized Cost [Line Items]
Total financial liabilities	$ 95,713	$ 209,870